Authorization And Basis Of Preparation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	May 06, 2020 Exchange_Rate
Disclosure Of Basis Of Preparation [Line Items]
Employee benefits provision	37.00%	31.00%
Exchange rate for the settlement of obligation			24.3812
U.S [member]
Disclosure Of Basis Of Preparation [Line Items]
Exchange rate for the settlement of obligation	18.8452	19.6829	24.3812